Future filings will be reported under CIK#0000022120, file number 28-297, Columbia Management Advisors, Inc (formerly Columbia Management Company)


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        NEWPORT PACIFIC MANAGEMENT,INC.
Address:     580 CALIFORNIA STREET, #1960
             SAN FRANCISCO, CA 94104

Form 13F File Number: 28-10087


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jean S. Loewenberg
Title:  Secretary
Phone:  617.772.3737

Signature, Place, and Date of Signing:



Jean S. Loewenberg                Boston, MA                 May 14, 2003
------------------------     ---------------------------   --------------------
   (Signature)                   (City, State)                      Date



Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

File Numbers will be assigned to Institutional Investment Managers after they file their first report.

List of Other Managers Reporting for this Manager:

        FORM 13F FILE NUMBER            NAME

        28-417                          Colonial Management Associates, Inc.
        28-01823                        Stein Roe & Farnham Incorporated.


Name and 13f file number of ALL Institutional Investment Managers with respect to which this Schedule is filed (other than the one filing this report).
(List in alphabetical order.)

List of Other Included Managers:

No.     13F File Number         Name
1       28-452                  FleetBoston Financial Corporation
2       28-453                  Fleet National Bank

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
Form 13F Information Table Entry Total:         95
Form 13F Information Table Value Total ($000):  $62,631


List of Other Included Managers:

No.     13F File Number         Name
1       28-452                  FleetBoston Financial Corporation
2       28-453                  Fleet National Bank

FORM 13F REPORT
Item 1                     Item 2    Item 3      Item 4    Item 5    Item 6         Item 7            Item 8

                                                           Shares or
Name of Issuer             Class    Number       Value     Amount    Discretion    Managers (a)Sole   (b)Shared (c)None
AFLAC INC                  Common   001055102      198,710     6,200 Defined        1,2                              6,200
ALCOA INC                  Common   013817101      162,792     8,400 Defined        1,2                              8,400
AMERICA MOVIL              Common   02364W105       41,447     3,100 Defined        1,2       3,100
APOLLO GROUP IN            Common   037604105       59,880     1,200 Defined        1,2                              1,200
AVENTIS ADR                Common   053561106       52,980     1,200 Defined        1,2       1,200
BANCO SANTA ADR            Common   05965X109       64,155     3,500 Defined        1,2       3,500
BAXTER INTERNAT            Common   071813109      118,364     6,350 Defined        1,2                              6,350
BEA SYSTEMS INC            Common   073325102       70,980     7,000 Defined        1,2                              7,000
BIOMET INC                 Common   090613100      168,575     5,500 Defined        1,2                              5,500
BP AMOCO ADR               Common   055622104      155,981     4,042 Defined        1,2       4,042
CANON INC ADR              Common   138006309      126,324     3,600 Defined        1,2       3,600
CARNIVAL CORP              Common   143658102       96,440     4,000 Defined        1,2                              4,000
CEDAR FAIR                 Common   150185106       97,344     3,900 Defined        1,2                              3,900
CHECK POINT SOF            Common   0010824113     248,884    17,200 Defined        1,2      17,200
CIA VALE DO ADR            Common   204412100       57,090     2,200 Defined        1,2       2,200
CISCO SYSTEMS I            Common   17275R102      118,118     9,100 Defined        1,2                              9,100
CITIGROUP INC              Common   172967101      258,375     7,500 Defined        1,2                              7,500
COMCAST CORP-SP            Common   20030N200      109,960     4,000 Defined        1,2                              4,000
CORNING INC                Common   219350105       74,168    12,700 Defined        1,2                             12,700
DELL COMPUTER C            Common   247025109       65,544     2,400 Defined        1,2                              2,400
DIAGEO PLC-ADR             Common   25243Q205      217,936     5,300 Defined        1,2       5,300
DR. REDDY -ADR             Common   256135203   20,417,443 1,050,280 Defined        1,2     854,080                196,200
EBAY INC                   Common   278642103       76,779       900 Defined        1,2                                900
EMBRAER AIRCRAF            Common   29081M102       80,284     6,927 Defined        1,2       6,927
FISERV INC                 Common   337738108      129,068     4,100 Defined        1,2                              4,100
FOMENTO ECONOMI            Common   344419106       49,905     1,500 Defined        1,2       1,500
GENENTECH INC              Common   368710406      210,060     6,000 Defined        1,2                              6,000
GENERAL ELECTRI            Common   369604103      178,500     7,000 Defined        1,2                              7,000
GENTEX CORP                Common   371901109      160,335     6,300 Defined        1,2                              6,300
GLAXOSMITHKLINE            Common   37733W105    1,338,592    38,039 Defined        1,2      38,039
GLOBAL SANTA FE            Common   G3930E10       119,770     5,800 Defined        1,2                              5,800
GOLDMAN SACHS G            Common   38141G104      245,088     3,600 Defined        1,2                              3,600
HARLEY-DAVIDSON            Common   412822108      119,130     3,000 Defined        1,2                              3,000
HDFC BANK ADR              Common   40415F101    2,756,754   178,200 Defined        1,2     139,700                 38,500
HEINEKEN ADR               Common   423012202      133,380     3,600 Defined        1,2       3,600
HISPANIC BRODCA            Common   43357B104      163,214     7,900 Defined        1,2                              7,900
HOME DEPOT INC             Common   437076102       58,464     2,400 Defined        1,2                              2,400
HONDA MOTOR-ADR            Common   438128308       97,940     5,900 Defined        1,2       5,900
HOT TOPIC INC              Common   441339108       23,310     1,000 Defined        1,2                              1,000
INTUIT INC                 Common   461202103      126,480     3,400 Defined        1,2                              3,400
JOHNSON & JOHNS            Common   478160104      312,498     5,400 Defined        1,2                              5,400
KINDER MORGAN I            Common   49455P101      189,000     4,200 Defined        1,2                              4,200
KOHLS CORP                 Common   500255104       67,896     1,200 Defined        1,2                              1,200
KOOKMIN ADR                Common   50049M109       60,950     2,650 Defined        1,2       2,650
KT CORP-SP ADR             Common   48268K101   14,228,161   828,664 Defined        1,2     828,664
LEAPFROG ENT               Common   52186N106       78,672     3,300 Defined        1,2                              3,300
LEVEL 3 COMMUNI            Common   52729N100       51,600    10,000 Defined        1,2                             10,000
MATAV RT-SPONSO            Common   559776109      125,850     7,500 Defined        1,2       7,500
MATSU ELEC -ADR            Common   576879209      150,128    17,600 Defined        1,2      17,600
MATTEL INC                 Common   577081102      409,500    18,200 Defined        1,2                             18,200
MAXIM INTEGRATE            Common   57772K101      144,480     4,000 Defined        1,2                              4,000
MBNA CORP                  Common   55262L100      127,925     8,500 Defined        1,2                              8,500
MCDONALD'S CORP            Common   580135101      138,816     9,600 Defined        1,2                              9,600
MEDIMMUNE INC              Common   584699102       98,490     3,000 Defined        1,2                              3,000
MICROCHIP                  Common   595017104       67,660     3,400 Defined        1,2                              3,400
MICROSOFT CORP             Common   594918104      358,308    14,800 Defined        1,2                             14,800
MINERALS TECHNO            Common   603158106      129,574     3,400 Defined        1,2                              3,400
MOBILE TELESYST            Common   607409109       41,140     1,000 Defined        1,2       1,000
MOODY'S CORPORA            Common   615369105      175,674     3,800 Defined        1,2                              3,800
MOTOROLA INC               Common   620076109       41,300     5,000 Defined        1,2                              5,000
NETWORK APPLIAN            Common   64120L104       77,211     6,900 Defined        1,2                              6,900
NOKIA CORP -SPO            Common   654902204      545,690    38,950 Defined        1,2      38,950
NOMURA HLDG-ADR            Common   65535H208       44,419     4,300 Defined        1,2       4,300
NOVARTIS ADR               Common   66987V109      148,240     4,000 Defined        1,2       4,000
NTT DOCOMO ADR             Common   62942M201       99,015     5,250 Defined        1,2       5,250
OVERTURE                   Common   69039R100       83,435     5,500 Defined        1,2                              5,500
PANERA BREAD -A            Common   69840W108       91,470     3,000 Defined        1,2                              3,000
PAYCHEX INC                Common   704326107      175,808     6,400 Defined        1,2                              6,400
PEARSON PLC-ADR            Common   705015105       74,100     9,500 Defined        1,2       9,500
PHILIPS ELC-ADR            Common   500472303       62,360     4,000 Defined        1,2       4,000
PROVIDIAN FINAN            Common   74406A102      101,024    15,400 Defined        1,2                             15,400
RESMED INC                 Common   761152107       86,346     2,700 Defined        1,2       2,700
SAFEWAY INC                Common   786514208      176,049     9,300 Defined        1,2                              9,300
SCHERING ADR               Common   806585204      130,880     3,200 Defined        1,2       3,200
SEVEN-ELEV ADR             Common   817828205      112,980     4,200 Defined        1,2       4,200
SIGMA-ALDRICH              Common   826552101      111,225     2,500 Defined        1,2                              2,500
SLM CORP                   Common   78442P106      133,104     1,200 Defined        1,2                              1,200
SOUTHWEST AIRLI            Common   844741108      122,060     8,500 Defined        1,2                              8,500
STORA ENSO -ADR            Common   86210M106       48,972     5,300 Defined        1,2       5,300
TAIWAN SEMICOND            Common   874039100    5,275,213   771,230 Defined        1,2     596,330                174,900
TELEFONICA SA -            Common   879382208      233,460     8,323 Defined        1,2       8,323
TELEFONOS DE ME            Common   879403780       92,132     3,100 Defined        1,2       3,100
TEVA PHARMACEUT            Common   881624209    4,606,490   110,600 Defined        1,2     110,600
TEXAS REGIONAL             Common   882673106      195,933     6,490 Defined        1,2                              6,490
TIFFANY & CO               Common   886547108       77,500     3,100 Defined        1,2                              3,100
TOTAL FINA -ADR            Common   89151E109      126,540     2,000 Defined        1,2       2,000
UNILEVER ADR               Common   904767704      188,955     5,100 Defined        1,2       5,100
UPM-KYMM ADR               Common   915436109       23,850     1,800 Defined        1,2       1,800
UTSTARCOM INC              Common   918076100    2,116,941   105,900 Defined        1,2      87,200                 18,700
VIACOM INC-CL A            Common   925524100       94,900     2,600 Defined        1,2                              2,600
VODAFONE GROUP             Common   92857W100      283,139    15,540 Defined        1,2      15,540
WALGREEN CO                Common   931422109      221,100     7,500 Defined        1,2                              7,500
WELLS FARGO & C            Common   949746101      211,453     4,700 Defined        1,2                              4,700
WIMM-BILL-DANN             Common   97263M109      107,384     6,200 Defined        1,2       6,200
WYETH                      Common   983024100      306,342     8,100 Defined        1,2                              8,100
